UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment |_|;   Amendment Number:______________

     This Amendment (check only one):  |_| is a restatement
                                       |_| add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, LLC
                -----------------------------------------------------------
Address:        225 Friend Street
                -----------------------------------------------------------
                Suite 801
                -----------------------------------------------------------
                Boston, MA 02114
                -----------------------------------------------------------

Form 13F File Number: 28-10779
                     ----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
                -----------------------------------------------------------
Title:          President
                -----------------------------------------------------------
Phone:          617.573.9550
                -----------------------------------------------------------

Signature, Place and Date of Signing:

        /s/George Putnam, III       Boston, MA            07/30/2008
  ------------------------------  --------------   ---------------------------
             [Signature]           [City, State]            [Date]

Report Type (Check only one)

|X| 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

|_| 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  48
                                                 --------------------
Form 13F Information Table Value Total:                155,642
                                                 --------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

New Generation Advisors LLC June 30, 2008

                            Title of                 Value                   Investment       Other       Voting     Voting  Voting
Name of Issuer               Class       CUSIP      ($1000)        Shares    Discretion      Managers      Sole      Shared   None
Acme Communications         Common     004631107     1,062         769,796      Sole           None        769,796
AMR Corporation             Common     001765106     1,486         290,180      Sole           None        290,180
Armstrong World             Common     04247X102     3,527         120,719      Sole           None        120,719
Avanex                      Common     05348W109     4,079       3,610,000      Sole           None      3,610,000
Bookham                     Common     09856E105     3,516       2,080,200      Sole           None      2,080,200
Brocade Communication       Common     111621306     5,083         616,860      Sole           None        616,860
Cal Dive International      Common     12802T101     2,464         172,434      Sole           None        172,434
Calpine                     Common     131347304     1,781          78,942      Sole           None         78,942
Conexant Systems            Common     207142100     2,599       5,413,639      Sole           None      5,413,639
Continental Airlines        Class B    210795308       526          52,075      Sole           None         52,075
DDI                         Common     233162502     1,713         284,986      Sole           None        284,986
Delta Air Lines             Common     247361702     1,903         333,802      Sole           None        333,802
Electroglas                 Common     285324109     2,310       1,215,631      Sole           None      1,215,631
Exide                       Common     302051206     4,172         248,915      Sole           None        248,915
Federal Mogul               Class A    313549404     9,438         585,150      Sole           None        585,150
Finisar                     Common     31787A101     4,434       3,726,000      Sole           None      3,726,000
Global Industries           Common     379336100     2,495         139,175      Sole           None        139,175
Goodyear Tire & Rubber      Common     382550101     1,940         108,780      Sole           None        108,780
Grey Wolf                   Common     397888108     5,074         561,915      Sole           None        561,915
Harmonic                    Common     413160102     6,005         631,400      Sole           None        631,400
Hayes Lemmerz               Common     420781304     6,293       2,215,823      Sole           None      2,215,823
iBasis                      Common     450732201     1,095         333,974      Sole           None        333,974
International Coal Group    Common     45928H106     7,487         573,707      Sole           None        573,707
JDS Uniphase                Common     46612J507     4,431         390,049      Sole           None        390,049
Key Energy                  Common     492914106     7,478         385,080      Sole           None        385,080
Kulicke and Soffa           Common     501242101     3,299         452,600      Sole           None        452,600
MAIR Holding                Common     560635104     1,475         364,147      Sole           None        364,147
Mindspeed Technologies      Common     602682106     2,618       2,974,800      Sole           None      2,974,800
Newpark Resources           Common     651718504     5,526         703,055      Sole           None        703,055
Nortel Networks             Common     656568508     3,686         448,428      Sole           None        448,428
Northwest Airlines          Common     667280408     2,788         418,557      Sole           None        418,557
Owens Corning               Common     690742101     2,786         122,472      Sole           None        122,472
Parker Drilling             Common     701081101     2,455         245,275      Sole           None        245,275
Portland General            Common     736508847     3,508         155,756      Sole           None        155,756
Qwest Communications        Common     749121109*    4,107       1,045,000      Sole           None      1,045,000
Revlon                      Class A    761525500     1,226       1,442,632      Sole           None      1,442,632
Six Flags                   Common     83001P109        49          42,750      Sole           None         42,750
Solutia                     Common     834376501       373       3,730,079      Sole           None      3,730,079
Sun-Times Media Group       Common     86688Q100       719       1,468,000      Sole           None      1,468,000
Tellabs                     Common     879664100     3,416         734,660      Sole           None        734,660
Terrestar                   Common     881451108     1,122         281,882      Sole           None        281,882
Time Warner                 Class A    88732J108     4,158         157,009      Sole           None        157,009
USG                         Common     903293405     3,689         124,742      Sole           None        124,742
U.S. Airways Group          Common     90341W108     3,914       1,565,722      Sole           None      1,565,722
Visteon                     Common     92839U107     3,691       1,403,450      Sole           None      1,403,450
Vonage                      Common     92886T201     4,156       2,503,830      Sole           None      2,503,830
Zhone Technologies          Common     98950P108     3,128       4,009,916      Sole           None      4,009,916
Zilog Inc.                  Common     989524301     1,363         431,333      Sole           None        431,333

                                                   155,642